Assets and liabilities classified as held-for-sale (Tables)	12 Months Ended
Dec. 31, 2018
Assets and liabilities classified as held-for-sale
Schedule of assets and liabilities classified as held-for-sale

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Assets classified as held-for-sale
Assets of disposal group as held-for-sale	255,330	—	—
Machinery and equipment	5,846	—	—
Assets related to employee’s living quarters	9,631	37,471	50,813
	270,807	37,471	50,813

Liabilities directly associated with assets classified as held-for-sale
Liabilities of disposal group as held-for-sale	143,447	—	—

Schedule of assets and liabilities of disposal group classified as held-for-sale

12/31/18
Assets of disposal group as held-for-sale	USD’000
Property, plant and equipment	123,677
Goodwill	3,933
Inventories	54,451
Restricted cash	12,960
Trade and other receivables	37,796
Cash and cash equivalent	14,554
Other assets	7,959
255,330
Liabilities of disposal group as held-for-sale
Borrowings	58,467
Trade and other payables	37,296
Deferred tax liabilities	14,437
Defined benefited obligation	26,475
Other liabilities	6,772
143,447